AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of summary of Available-for-Sale Marketable Securities
	December 31, 2023				December 31, 2022
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Available-for-sale - matures within one year:
Governmental debentures	$28,495	$9	$-	$28,504	$-	$-	$-	$-
Corporate debentures	357	-	(8)	349	4,029	-	(37)	3,992

	28,852	9	(8)	28,853	4,029	-	(37)	3,992
Available-for-sale - matures after one year through three years:
Governmental debentures	-	-	-	-	-	-	-	-
Corporate debentures	-	-	-	-	304	-	(3)	301

	-	-	-	-	304	-	(3)	301

	$28,852	$9	$(8)	$28,853	$4,333	$-	$(40)	$4,293